Note Allowance for loan losses (Quantitative information by loan class for loans modified as T D R) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	3,193	2,515
Pre-Modification Recorded Investment	$ 302,946	$ 108,342
Post Modification Recorded Investment	264,487	106,604
Increase (decrease) in the allowance for loan losses as a result of modification	$ 33,398	$ 10,176
Commercial multi-family
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	2
Pre-Modification Recorded Investment	$ 1,377
Post Modification Recorded Investment	1,375
Increase (decrease) in the allowance for loan losses as a result of modification	$ 106
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	20	6
Pre-Modification Recorded Investment	$ 109,081	$ 2,172
Post Modification Recorded Investment	79,695	2,032
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6,230	$ 146
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	68	21
Pre-Modification Recorded Investment	$ 31,233	$ 5,356
Post Modification Recorded Investment	29,962	5,346
Increase (decrease) in the allowance for loan losses as a result of modification	$ 1,170	$ 313
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	93	43
Pre-Modification Recorded Investment	$ 52,653	$ 2,655
Post Modification Recorded Investment	51,855	4,786
Increase (decrease) in the allowance for loan losses as a result of modification	$ 13,981	$ 507
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1
Pre-Modification Recorded Investment	$ 4,210
Post Modification Recorded Investment	4,293
Increase (decrease) in the allowance for loan losses as a result of modification	$ 474
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	550	567
Pre-Modification Recorded Investment	$ 67,518	$ 69,084
Post Modification Recorded Investment	59,919	64,552
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2,696	$ 4,108
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	4	10
Pre-Modification Recorded Investment	$ 98	$ 347
Post Modification Recorded Investment	96	347
Increase (decrease) in the allowance for loan losses as a result of modification	$ 30	$ 101
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1,015	1,033
Pre-Modification Recorded Investment	$ 10,065	$ 9,283
Post Modification Recorded Investment	10,671	10,196
Increase (decrease) in the allowance for loan losses as a result of modification	$ 1,331	$ 1,241
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	39	23
Pre-Modification Recorded Investment	$ 3,961	$ 2,504
Post Modification Recorded Investment	3,891	2,421
Increase (decrease) in the allowance for loan losses as a result of modification	$ 935	$ 299
Personal Loan
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1,364	768
Pre-Modification Recorded Investment	$ 21,976	$ 12,884
Post Modification Recorded Investment	21,979	12,911
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6,320	$ 3,027
Auto Loan
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	10	10
Pre-Modification Recorded Investment	$ 173	$ 2,043
Post Modification Recorded Investment	152	1,999
Increase (decrease) in the allowance for loan losses as a result of modification	$ 26	$ 362
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	27	34
Pre-Modification Recorded Investment	$ 601	$ 2,014
Post Modification Recorded Investment	599	2,014
Increase (decrease) in the allowance for loan losses as a result of modification	$ 99	$ 72